Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 13, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 101,471		$ 52,751
Debt, accrued PIK interest	169
Debt (Excluding Debt Discount and Issuance Costs and NetDragon Group Loan)
Debt Instrument [Line Items]
2024	194
2025	82
2026	0
2027	0
2028	97,169
Thereafter	0
Long-term debt	$ 97,445
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 65,000